SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

5.SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of SCHMID’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts. Management exercises its best judgment based upon its experience and the circumstances prevailing at that time. The estimates and assumptions are based on available information and conditions at the end of the financial period presented and are reviewed on an ongoing basis. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

Accounting Judgments

Debt to equity swap

In 2024, SCHMID and XJ Harbour entered into an agreement to transfer the shares of the Company’s subsidiary SCHMID Technology (Guangdong) Co., Ltd. (STG) from XJ Harbour back to SCHMID in exchange for 1,406,361 shares in SCHMID and €30 million cash. In November 2025, due to the liquidity shortages of SCHMID experienced during 2025, the parties entered into agreements which resulted in an exchange of the remaining cash obligation of €22,666 thousand due to XJ Harbour for equity in SCHMID. Management has concluded, that at the date of the agreements, the cash payment obligation was substantially modified and therefore must be derecognized. The new liability to deliver shares of SCHMID to XJ Harbour has been recognized as of the closing date in November 2025 at fair value (€54,846 thousand) as well as embedded derivative assets and liabilities resulting from a share price protection clause amounting to a net €2,156 thousand liability. See note 29 for further details.

Accounting Estimates

Impairment test

An impairment test on R&D costs capitalized on assets that are not yet ready for use is performed at each reporting date. For detailed information on key assumptions underlying recoverable amounts please see note 19. Intangible Assets.

Financial assets

Our investment in Group14 shares, a private company whose share are not publicly traded, require significant estimates to determine the fair value of the Group14 shares. For further detail refer to note 22. Financial Assets.